COMMITMENTS AND CONTINGENCIES - Lease term and discount rate (Details)	Oct. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Weighted average remaining lease term (in years)	11 months 8 days
Weighted average discount rate	4.75%